(2_FIDELITY_LOGOS)

FIDELITY
FUND
SEMIANNUAL REPORT
DECEMBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              6    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     9    A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            10   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   21   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  25   Notes to the financial statements.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996    PAST 6   PAST 1   PAST 5    PAST 10
                                   MONTHS   YEAR     YEARS     YEARS

Fidelity Fund                      9.00%    19.82%   109.63%   287.18%

S&P 500(registered trademark)      11.68%   22.96%   103.09%   314.99%

Growth & Income Funds Average      10.57%   20.78%   92.43%    246.71%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth & income funds average, which reflects the performance of 566 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. Both benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996    PAST 1   PAST 5   PAST 10
                                   YEAR     YEARS    YEARS

Fidelity Fund                      19.82%   15.95%   14.50%

S&P 500                            22.96%   15.22%   15.27%

Growth & Income Funds Average      20.78%   13.87%   13.13%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961231 19970110 144434 S00000000000001
             Fidelity                    SP Standard & Poor 500
             00003                       SP001
  1986/12/31      10000.00                    10000.00
  1987/01/31      11158.88                    11347.00
  1987/02/28      11823.03                    11795.21
  1987/03/31      12146.98                    12136.09
  1987/04/30      12072.42                    12028.08
  1987/05/31      12113.09                    12132.72
  1987/06/30      12487.17                    12745.42
  1987/07/31      13237.77                    13391.62
  1987/08/31      13456.12                    13891.12
  1987/09/30      13354.96                    13586.91
  1987/10/31      10059.14                    10660.29
  1987/11/30       9551.03                     9781.88
  1987/12/31      10327.88                    10526.28
  1988/01/31      10586.45                    10969.44
  1988/02/29      11270.92                    11480.61
  1988/03/31      11064.03                    11125.86
  1988/04/30      11232.71                    11249.36
  1988/05/31      11286.38                    11347.23
  1988/06/30      11926.50                    11868.07
  1988/07/31      11810.56                    11822.97
  1988/08/31      11485.92                    11420.99
  1988/09/30      11882.24                    11907.52
  1988/10/31      12131.57                    12238.55
  1988/11/30      11975.74                    12063.54
  1988/12/31      12171.24                    12274.65
  1989/01/31      12842.15                    13173.16
  1989/02/28      12589.57                    12845.14
  1989/03/31      12898.11                    13144.44
  1989/04/30      13581.98                    13826.63
  1989/05/31      14249.95                    14386.61
  1989/06/30      14201.02                    14304.61
  1989/07/31      15305.72                    15596.31
  1989/08/31      15681.96                    15902.00
  1989/09/30      15659.09                    15836.80
  1989/10/31      15135.51                    15469.39
  1989/11/30      15353.00                    15784.96
  1989/12/31      15676.70                    16163.80
  1990/01/31      14837.35                    15079.21
  1990/02/28      15143.36                    15273.73
  1990/03/31      15441.36                    15678.49
  1990/04/30      15045.20                    15286.53
  1990/05/31      16163.24                    16776.96
  1990/06/30      16065.65                    16662.88
  1990/07/31      15915.01                    16609.56
  1990/08/31      14771.89                    15108.05
  1990/09/30      14110.73                    14372.29
  1990/10/31      13959.00                    14310.49
  1990/11/30      14574.84                    15234.95
  1990/12/31      14877.67                    15660.00
  1991/01/31      15836.64                    16342.78
  1991/02/28      16877.80                    17511.29
  1991/03/31      17263.05                    17935.06
  1991/04/30      17281.43                    17978.11
  1991/05/31      18154.69                    18754.76
  1991/06/30      17149.06                    17895.79
  1991/07/31      17916.79                    18729.74
  1991/08/31      18212.78                    19173.63
  1991/09/30      18055.59                    18853.43
  1991/10/31      18232.42                    19106.07
  1991/11/30      17134.20                    18336.09
  1991/12/31      18470.04                    20433.74
  1992/01/31      18760.20                    20053.67
  1992/02/29      19290.48                    20314.37
  1992/03/31      18706.66                    19918.24
  1992/04/30      18837.54                    20503.84
  1992/05/31      19008.70                    20604.31
  1992/06/30      18747.67                    20297.30
  1992/07/31      19152.37                    21127.46
  1992/08/31      18757.79                    20694.35
  1992/09/30      18949.34                    20938.54
  1992/10/31      19183.16                    21011.83
  1992/11/30      19610.13                    21728.33
  1992/12/31      20032.68                    21995.59
  1993/01/31      20561.53                    22180.35
  1993/02/28      20740.25                    22482.00
  1993/03/31      21356.29                    22956.37
  1993/04/30      21356.29                    22400.83
  1993/05/31      21879.26                    23001.17
  1993/06/30      21912.79                    23067.88
  1993/07/31      21934.25                    22975.60
  1993/08/31      22955.13                    23846.38
  1993/09/30      23165.00                    23662.76
  1993/10/31      23547.99                    24152.58
  1993/11/30      22921.28                    23923.13
  1993/12/31      23711.02                    24212.60
  1994/01/31      24720.00                    25035.83
  1994/02/28      24227.81                    24357.36
  1994/03/31      23125.97                    23295.38
  1994/04/30      23669.82                    23593.56
  1994/05/31      23645.10                    23980.49
  1994/06/30      23098.62                    23392.97
  1994/07/31      23855.74                    24160.26
  1994/08/31      24893.43                    25150.83
  1994/09/30      24370.45                    24534.64
  1994/10/31      24893.98                    25086.67
  1994/11/30      24017.07                    24173.01
  1994/12/31      24322.94                    24531.50
  1995/01/31      24283.46                    25167.60
  1995/02/28      25112.65                    26148.38
  1995/03/31      26022.99                    26920.02
  1995/04/30      26658.02                    27712.81
  1995/05/31      27107.83                    28820.49
  1995/06/30      27969.75                    29489.99
  1995/07/31      29245.93                    30467.88
  1995/08/31      29723.44                    30544.36
  1995/09/30      30596.41                    31833.33
  1995/10/31      30239.84                    31719.68
  1995/11/30      31515.26                    33112.18
  1995/12/31      32312.55                    33749.92
  1996/01/31      33098.57                    34898.76
  1996/02/29      33513.02                    35222.28
  1996/03/31      34142.80                    35561.47
  1996/04/30      34688.17                    36085.64
  1996/05/31      35362.70                    37016.29
  1996/06/30      35520.39                    37157.32
  1996/07/31      33978.53                    35515.71
  1996/08/31      34926.62                    36264.74
  1996/09/30      36714.09                    38305.72
  1996/10/31      37316.72                    39362.19
  1996/11/30      39557.26                    42337.58
  1996/12/31      38718.12                    41498.87
IMATRL PRASUN   SHR__CHT 19961231 19970110 144437 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Fund on December 31, 1986. As the chart shows, by December 31, 1996, the value of the investment would have grown to $38,718 - a 287.18% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gain, if any, reinvested, the same $10,000 investment would have grown to $41,499 - a 314.99% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and return
of a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Beth Terrana, Portfolio Manager of Fidelity Fund
Q. BETH, HOW DID THE FUND PERFORM?
A. For the six-month period ended December 31, 1996, the fund provided a total return of 9.00%. This trailed the growth and income funds average, which returned 10.57% over the same period according to Lipper Analytical Services. For the 12 months that ended December 31, 1996, the fund returned 19.82%, while the growth and income funds average had a return of 20.78%.
Q. LARGE-CAP STOCKS SEEMED TO RULE THE ROOST DURING THE SECOND HALF OF 1996
 . . .
A. They certainly did. During the second half, as well as the entire year, large-capitalization growth stocks soared and clearly dominated the market. In fact, small-cap stocks lagged their larger counterparts for the third consecutive year. While I did own a number of these stocks, my investing style leads me across different capitalization ranges rather than a single range. I don't let market trends alter my discipline. Additionally, the market continued to be very unforgiving during this period. Any negative surprises from companies were looked upon in an extremely negative manner and stock prices were swiftly and dramatically marked down as a result.
Q. WHAT FACTORS CONTRIBUTED TO THE DISCREPANCY BETWEEN THE FUND'S RETURN AND THAT OF ITS PEER GROUP?
A. The most significant factor was my underweighting in technology stocks, particularly the big names such as Microsoft and Intel. Similar to the overall market being driven by a select number of stocks, the same can be said for the technology sector. I trimmed positions in these stocks earlier in the year when I believed their valuations were getting extended. I also had a relatively high cash position, which penalized performance as stock prices rose. Lastly, the portfolio was underweighted in energy stocks, which had above-market returns in the fourth quarter.
Q. DID YOU ADHERE TO ANY PARTICULAR STRATEGIES DURING THE PERIOD?
A. I continued to focus on companies that I believed had low price-to-earnings multiples and the potential to be revalued upward. In most cases, this revaluation occurs because a company restructures its business activities or rebalances its portfolio of businesses so that long-term earnings growth is accelerated. An example of this would be AlliedSignal, a conglomerate that had outstanding stock market performance in 1996. The company exhibited strong earnings growth, but more importantly, AlliedSignal took actions that showed the market it had the ability to enhance future financial returns. I also continued to downsize the number of stocks I own. By reducing my total positions, I placed more emphasis on the fund's larger holdings and adopted a longer-term perspective with respect to these holdings. I feel strongly that the larger positions in the portfolio are the ones that dictate performance, while the smaller exposures can sometimes be hard-to-detect hindrances.
Q. WHICH SECTORS MADE POSITIVE CONTRIBUTIONS TO THE FUND'S RETURN?
A. Financial stocks, particularly money-center banks such as Citicorp and Chase Manhattan, had a strong run. These stocks did well because the companies got serious about improving financial returns. Financial companies learned many lessons from industrial companies and downsized, concentrating on exiting low-return businesses and growing high-return businesses in the process. As a result, excess cash was generated by these companies, which was used for share repurchases. As the market became more comfortable that money-center banks could exhibit sustainable earnings growth, the stocks were revalued upward. Health care stocks, specifically drug company stocks, also performed very well, as growth in unit volume accelerated. I believe this stemmed from the increasing importance of managed care, which has led to drug therapy being the most cost-effective method of patient care.
Q. ASIDE FROM THE FUND'S UNDERWEIGHTING IN TECHNOLOGY STOCKS, DID ANY OTHER SECTORS PROVE DISAPPOINTING?
A. As an overall group, gaming stocks exhibited subpar performance. Results in Las Vegas have been lackluster due to construction at a number of visible properties and a general lack of excitement in the market. As construction ends and new properties open in 1997 and 1998, it is expected that the market will improve. The motto in Las Vegas has always been "if you build it, they will come," and I see nothing that indicates this maxim no longer holds true.
Q. AS A POTENTIAL INVESTOR, WHAT DO YOU WANT TO HEAR WHEN YOU MEET WITH A COMPANY'S MANAGEMENT TEAM?
A. One of the primary factors I like to focus on is whether a company has the ability to improve its financial returns - either through improving its profit margins or its return on capital. Companies that can create new financial models for themselves through balance sheet restructuring are looked upon favorably. When it's all said and done, I believe that a company's ability to reinvent its financial profile has a significant influence on its stock price.
Q. WHAT'S YOUR FEELING GOING FORWARD?
A. I think we'll see a continuation of both the unforgiving nature of the market and the uptick in volatility we saw as 1996 came to a close. Corporate earnings are key for
1997; we've been through a great profit cycle and profit margins are at peak levels. I believe earnings per share will be slower in the coming months and that companies will have to work harder on productivity improvements to drive profitability levels even higher than they currently are.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to increase the value
of the fund's shares over the
long term by investing mainly
in equity securities with good
prospects for growth and
current income
FUND NUMBER: 003
TRADING SYMBOL: FFIDX
START DATE: April 30, 1930
SIZE: as of December 31,
1996, more than $4.4 billion
MANAGER: Beth Terrana,
since 1993; manager, Fidelity
Equity-Income Fund, Fidelity
Advisor Equity Income Fund,
VIP: Equity-Income Portfolio,
1990-1993; Fidelity Growth
& Income Portfolio,
1985-1990; joined Fidelity in
1983
(checkmark)
BETH TERRANA GIVES HER VIEWS ON
CORPORATE AMERICA:
"One of the predominant
themes of the last couple
years is that American
companies are generating
extraordinary amounts of
cash flow. Companies have
spent the last 10 years or so
restructuring and
re-engineering so that they
are truly world-class
competitors. In the process,
profit margins have reached a
new pinnacle, and returns on
equity and capital have never
been higher. Corporations
have learned to manage their
businesses with lower levels
of capital investment as well
as fewer fixed assets. As a
result, they are generating
excess cash that is being
used for share repurchases.
At the same time, many
companies have enacted
management compensation
programs that are heavily
stock price-based. A cynic
would argue that the shrinkage
of corporate balance sheets
through share repurchases is
simply a ploy to drive stock
prices up. The fact remains,
however, that excess cash
flow is not being squandered
but is being returned to the
shareholder."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF DECEMBER 31, 1996
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE STOCKS
                                                  6 MONTHS AGO

General Electric Co.               3.7            3.4

International Business Machines    2.5            0.0
Corp.

AlliedSignal, Inc.                 2.5            1.9

British Petroleum PLC ADR          2.4            1.7

Philip Morris Companies, Inc.      2.1            3.1

Tyco International Ltd.            2.0            1.5

BankAmerica Corp.                  1.9            1.5

Praxair, Inc.                      1.8            1.6

Chase Manhattan Corp.              1.8            0.7

Citicorp                           1.8            1.0

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1996
              % OF FUND'S    % OF FUND'S
              INVESTMENTS    INVESTMENTS
                             IN THESE MARKET
                             SECTORS
                             6 MONTHS AGO

Finance       14.2           11.3

Health        10.7           9.8

Nondurables   8.7            7.8

Technology    8.1            6.4

Energy        8.0            7.1

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF DECEMBER 31, 1996 * AS OF JUNE 30, 1996 **

Row: 1, Col: 1, Value: 4.1
Row: 1, Col: 2, Value: 2.0
Row: 1, Col: 3, Value: 47.0
Row: 1, Col: 4, Value: 47.9
Row: 1, Col: 1, Value: 5.0
Row: 1, Col: 2, Value: 2.7
Row: 1, Col: 3, Value: 46.0
Row: 1, Col: 4, Value: 46.3
Stocks 94.9%
Bonds 1.1%
Short-term
investments 4.0%
Foreign
investments 7.1%
Stocks 93.5%
Bonds 1.7%
Short-term
investments 4.8%
Foreign
investments 7.6%
*
**
INVESTMENTS DECEMBER 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.3%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 3.9%
AEROSPACE & DEFENSE - 3.0%
Alliant Techsystems, Inc. (a)  270,600 $ 14,883
Boeing Co.   738,630  78,571
Lockheed Martin Corp.   295,900  27,075
McDonnell Douglas Corp.   85,000  5,440
Rockwell International Corp.  179,300  10,915
  136,884
DEFENSE ELECTRONICS - 0.4%
Raytheon Co.   339,900  16,358
SHIP BUILDING & REPAIR - 0.5%
General Dynamics Corp.   319,100  22,497
TOTAL AEROSPACE & DEFENSE   175,739
BASIC INDUSTRIES - 7.5%
CHEMICALS & PLASTICS - 6.0%
Air Products & Chemicals, Inc.   196,800  13,604
du Pont (E.I.) de Nemours & Co.   430,700  40,647
Hercules, Inc.   97,500  4,217
Monsanto Co.   2,018,700  78,477
Olin Corp.   128,200  4,824
Praxair, Inc.   1,775,460  81,893
Raychem Corp.   367,100  29,414
Sealed Air Corp. (a)  319,100  13,283
  266,359
PACKAGING & CONTAINERS - 1.0%
Tupperware Corp.   848,100  45,479
PAPER & FOREST PRODUCTS - 0.5%
Kimberly-Clark Corp.   232,200  22,117
TOTAL BASIC INDUSTRIES   333,955
CONGLOMERATES - 5.5%
AlliedSignal, Inc.   1,642,700  110,061
American Standard Companies, Inc. (a)  475,100  18,173
Tyco International Ltd.   1,652,716  87,387
United Technologies Corp.   474,800  31,337
  246,958
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 3.4%
BUILDING MATERIALS - 1.3%
Armstrong World Industries, Inc.   211,000 $ 14,665
Masco Corp.   1,276,700  45,961
  60,626
REAL ESTATE - 0.6%
Rouse Co. (The)  767,008  24,353
REAL ESTATE INVESTMENT TRUSTS - 1.5%
Arden Realty Group, Inc.   28,800  799
Beacon Properties Corp.   547,600  20,056
Duke Realty Investors, Inc.   272,983  10,510
Equity Residential Properties Trust (SBI)  405,100  16,710
Public Storage, Inc.   385,000  11,935
Storage USA, Inc.  175,100  6,588
  66,598
TOTAL CONSTRUCTION & REAL ESTATE   151,577
DURABLES - 2.9%
AUTOS, TIRES, & ACCESSORIES - 0.8%
Cummins Engine Co., Inc.   338,700  15,580
Magna International, Inc. Class A  332,500  18,494
  34,074
CONSUMER DURABLES - 1.0%
Minnesota Mining & Manufacturing Co.   560,900  46,485
CONSUMER ELECTRONICS - 1.0%
Black & Decker Corp.   391,800  11,803
Harman International Industries, Inc.  234,000  13,016
Newell Co.   706,400  22,252
  47,071
TEXTILES & APPAREL - 0.1%
Nine West Group, Inc. (a)   49,200  2,282
TOTAL DURABLES   129,912
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 7.7%
ENERGY SERVICES - 2.0%
Eni Spa  2,549,000 $ 13,103
Halliburton Co.   538,100  32,420
Schlumberger Ltd.   254,300  25,398
Transocean Offshore, Inc.   103,276  6,468
Weatherford Enterra, Inc. (a)  462,400  13,872
  91,261
OIL & GAS - 5.7%
Anadarko Petroleum Corp.   310,400  20,098
British Petroleum PLC ADR  768,711  108,676
Burlington Resources, Inc.   310,900  15,662
Mobil Corp.   239,400  29,267
Royal Dutch Petroleum Co. ADR  222,600  38,009
Texaco, Inc.   403,300  39,574
Tosco Corp.   46,400  3,671
  254,957
TOTAL ENERGY   346,218
FINANCE - 14.1%
BANKS - 9.0%
Bank of Boston Corp.   721,431  46,352
Bank of New York Co., Inc.   1,127,100  38,040
BankAmerica Corp.   851,000  84,887
Bankers Trust New York Corp.   288,600  24,892
Chase Manhattan Corp.  901,000  80,414
Citicorp  767,700  79,073
First Bank System, Inc.   404,200  27,587
KeyCorp.   96,400  4,868
National City Corp.   160,445  7,200
NationsBank Corp.   111,200  10,870
  404,183
CREDIT & OTHER FINANCE - 1.6%
American Express Co.   675,764  38,181
Associates First Capital Corp.   40,000  1,765
Household International, Inc.   350,811  32,362
  72,308
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
FEDERAL SPONSORED CREDIT - 2.1%
Federal Home Loan Mortgage Corporation  382,200 $ 42,090
Federal National Mortgage Association  1,336,500  49,784
  91,874
INSURANCE - 1.4%
Allstate Corp.   426,100  24,661
Travelers Group, Inc. (The)  803,800  36,472
  61,133
TOTAL FINANCE   629,498
HEALTH - 10.7%
DRUGS & PHARMACEUTICALS - 6.0%
American Home Products Corp.   406,200  23,813
Bristol-Myers Squibb Co.   535,600  58,247
Glaxo PLC sponsored ADR  853,400  27,095
Merck & Co., Inc.   629,300  49,872
Pfizer, Inc.   101,500  8,412
Schering-Plough Corp.   301,000  19,490
SmithKline Beecham PLC ADR  857,100  58,283
Warner-Lambert Co.   320,600  24,045
  269,257
MEDICAL EQUIPMENT & SUPPLIES - 3.3%
Boston Scientific Corp. (a)  216,500  12,990
Johnson & Johnson  1,000,400  49,770
McKesson Corp.   284,100  15,910
Medtronic, Inc.   222,200  15,110
Millipore Corp.   210,400  8,705
Nellcor, Inc. (a)  583,100  12,755
Pall Corp.   558,600  14,244
St. Jude Medical, Inc. (a)  392,600  16,734
  146,218
MEDICAL FACILITIES MANAGEMENT - 1.4%
Columbia/HCA Healthcare Corp.   1,323,162  53,919
Integrated Health Services, Inc.   416,700  10,157
  64,076
TOTAL HEALTH   479,551
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HOLDING COMPANIES - 0.4%
U.S. Industries, Inc. (a)  466,500 $ 16,036
INDUSTRIAL MACHINERY & EQUIPMENT - 6.4%
ELECTRICAL EQUIPMENT - 5.2%
Duracell International, Inc.   258,300  18,049
Emerson Electric Co.   316,900  30,660
General Electric Co.   1,672,400  165,359
Westinghouse Electric Corp.   973,800  19,354
  233,422
INDUSTRIAL MACHINERY & EQUIPMENT - 1.2%
Dover Corp.   125,000  6,281
Illinois Tool Works, Inc.   342,000  27,317
Stanley Works (The)  656,000  17,712
  51,310
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   284,732
MEDIA & LEISURE - 4.2%
BROADCASTING - 1.0%
Evergreen Media Corp. Class A (a)  424,500  10,612
Infinity Broadcasting Corp. Class A  698,100  23,474
Jacor Communications, Inc. Class A (a)  295,000  8,076
  42,162
ENTERTAINMENT - 0.7%
Disney (Walt) Co.   471,800  32,849
LEISURE DURABLES & TOYS - 0.4%
Hasbro, Inc.   499,000  19,399
LODGING & GAMING - 0.4%
Host Marriott Corp. (a)  1,077,859  17,246
PUBLISHING - 1.3%
McGraw-Hill, Inc.   104,800  4,834
Meredith Corp.   463,000  24,423
Scholastic Corp. (a)  28,800  1,937
Times Mirror Co. Class A  379,900  18,900
World Color Press, Inc. (a)  452,800  8,716
  58,810
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
RESTAURANTS - 0.4%
Host Marriott Services Corp.  32,991 $ 301
McDonald's Corp.   408,200  18,471
  18,772
TOTAL MEDIA & LEISURE   189,238
NONDURABLES - 8.7%
AGRICULTURE - 0.7%
Pioneer Hi-Bred International, Inc.   447,200  31,304
BEVERAGES - 0.5%
Anheuser-Busch Companies, Inc.   565,400  22,616
FOODS - 0.9%
Campbell Soup Co.   212,000  17,013
Sara Lee Corp.   552,800  20,592
  37,605
HOUSEHOLD PRODUCTS - 4.5%
Avon Products, Inc.   743,800  42,489
Clorox Co.   159,700  16,030
First Brands Corp.   395,200  11,214
Gillette Co.   226,000  17,571
Premark International, Inc.   403,900  8,987
Procter & Gamble Co.   504,900  54,277
Unilever NV ADR  230,400  40,377
Unilever PLC Ord.   483,300  11,715
  202,660
TOBACCO - 2.1%
Philip Morris Companies, Inc.   834,200  93,952
TOTAL NONDURABLES   388,137
PRECIOUS METALS - 0.3%
Getchell Gold Corp. (a)  382,887  14,693
RETAIL & WHOLESALE - 5.9%
APPAREL STORES - 0.9%
Baby Superstore, Inc. (a)  167,000  4,008
Gap, Inc.   521,900  15,722
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
APPAREL STORES - CONTINUED
Payless ShoeSource, Inc. (a)   354,200 $ 13,283
Saks Holdings, Inc. (a)  85,000  2,295
TJX Companies, Inc.   108,500  5,140
  40,448
DRUG STORES - 1.0%
CVS Corp.   668,900  27,676
General Nutrition Companies, Inc. (a)  280,000  4,725
Revco (D.S.), Inc. (a)  315,900  11,688
  44,089
GENERAL MERCHANDISE STORES - 2.3%
Consolidated Stores Corp. (a)  2,418,375  77,690
Sears, Roebuck & Co.   59,210  2,731
Woolworth Corp. (a)  952,800  20,843
  101,264
RETAIL & WHOLESALE, MISCELLANEOUS - 1.7%
Home Depot, Inc. (The)  513,200  25,724
Lowe's Companies, Inc.   532,600  18,907
Tandy Corp.   42,500  1,870
Toys "R" Us, Inc. (a)  1,075,600  32,268
  78,769
TOTAL RETAIL & WHOLESALE   264,570
SERVICES - 1.9%
ADVERTISING - 0.8%
Omnicom Group, Inc.   790,500  36,165
PRINTING - 0.5%
Deluxe Corp.   638,700  20,918
SERVICES - 0.6%
Block (H&R), Inc.   464,809  13,480
Medaphis Corp. (a)   96,300  1,077
Regis Corp.   81,000  1,316
Service Corp. International  356,800  9,990
  25,863
TOTAL SERVICES   82,946
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - 8.1%
COMMUNICATIONS EQUIPMENT - 0.5%
Cisco Systems, Inc. (a)  374,200 $ 23,808
COMPUTER SERVICES & SOFTWARE - 1.2%
America Online, Inc. (a)  85,000  2,826
Automatic Data Processing, Inc.   431,500  18,501
Ceridian Corp. (a)  696,980  28,228
Sabre Group Holdings, Inc. Class A (a)  65,100  1,815
  51,370
COMPUTERS & OFFICE EQUIPMENT - 5.3%
Bay Networks, Inc. (a)  412,200  8,605
Bell & Howell Co. (a)  381,600  9,063
Compaq Computer Corp.   306,200  22,735
Diebold, Inc.   361,900  22,754
Hewlett-Packard Co.   312,700  15,713
International Business Machines Corp.   745,100  112,510
Pitney Bowes, Inc.   531,200  28,950
Silicon Graphics, Inc. (a)  581,900  14,838
  235,168
ELECTRONIC INSTRUMENTS - 0.2%
Varian Associates, Inc.   154,000  7,835
ELECTRONICS - 0.3%
Intel Corp.   110,500  14,469
PHOTOGRAPHIC EQUIPMENT - 0.6%
Eastman Kodak Co.   347,600  27,895
TOTAL TECHNOLOGY   360,545
TRANSPORTATION - 1.2%
AIR TRANSPORTATION - 0.6%
AMR Corp. (a)  312,800  27,565
RAILROADS - 0.5%
Burlington Northern Santa Fe Corp.   253,113  21,863
TRUCKING & FREIGHT - 0.1%
Hunt (J.B.) Transport Services, Inc.   178,500  2,499
TOTAL TRANSPORTATION   51,927
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - 1.5%
CELLULAR - 0.0%
AirTouch Communications, Inc. (a)   88,300 $ 2,230
ELECTRIC UTILITY - 0.3%
Portland General Corp.   270,800  11,374
GAS - 0.6%
Enron Corp.   663,700  28,622
TELEPHONE SERVICES - 0.6%
Cincinnati Bell, Inc.   67,400  4,153
WorldCom, Inc. (a)  849,700  22,145
  26,298
TOTAL UTILITIES   68,524
TOTAL COMMON STOCKS
(Cost $3,412,092)   4,214,756
CONVERTIBLE PREFERRED STOCKS - 0.6%
ENERGY - 0.3%
OIL & GAS - 0.3%
Tosco Financing Trust $2.875 (b)  258,200  13,265
FINANCE - 0.1%
CREDIT & OTHER FINANCE - 0.1%
SCI Finance, Series A, $3.125  41,300  3,887
MEDIA & LEISURE - 0.2%
LODGING & GAMING - 0.2%
Host Marriott Financial Trust $3.375 (a)(b)  152,000  8,113
UTILITIES - 0.0%
CELLULAR - 0.0%
AirTouch Communications, Inc. Class B $1.74  98,700  2,690
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $26,505)   27,955
CORPORATE BONDS - 1.1%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - 1.1%
DURABLES - 0.3%
TEXTILES & APPAREL - 0.3%
Nine West Group, Inc.
5 1/2%, 7/15/03 (b)  B+ $ 12,670 $ 12,575
MEDIA & LEISURE - 0.6%
LODGING & GAMING - 0.6%
HFS, Inc. 4 1/2%, 10/1/99  Baa3  7,630  25,236
SERVICES - 0.2%
First Financial Management Corp.
5%, 12/15/99  A2  5,910  10,224
TOTAL CONVERTIBLE BONDS   48,035
NONCONVERTIBLE BONDS - 0.0%
AEROSPACE & DEFENSE - 0.0%
DEFENSE ELECTRONICS - 0.0%
Tracor, Inc. 10 7/8%, 8/15/01  B2  1,500  1,594
TOTAL CORPORATE BONDS
(Cost $52,957)   49,629
CASH EQUIVALENTS - 4.0%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 6.75%, dated
12/31/96 due 1/2/97  $ 176,737  176,671
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $3,668,225)  $ 4,469,011
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $33,953,000 or 0.8% of net assets.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $3,670,420,000. Net unrealized appreciation aggregated $798,591,000, of which $833,871,000 related to appreciated investment securities and $35,280,000 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) DECEMBER 31, 1996 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                                  $ 4,469,011
agreements of $176,671) (cost $3,668,225) -
See accompanying schedule

Cash                                                                                       295

Receivable for investments sold                                                            10,923

Receivable for fund shares sold                                                            14,874

Dividends receivable                                                                       6,319

Interest receivable                                                                        515

Other receivables                                                                          569

 TOTAL ASSETS                                                                              4,502,506

LIABILITIES

Payable for fund shares redeemed                                               $ 30,913

Accrued management fee                                                          1,454

Other payables and accrued expenses                                             959

Collateral on securities loaned, at value                                       27,950

 TOTAL LIABILITIES                                                                         61,276

NET ASSETS                                                                                $ 4,441,230

Net Assets consist of:

Paid in capital                                                                           $ 3,603,853

Undistributed net investment income                                                        2,468

Accumulated undistributed net realized gain (loss) on                                      34,123
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                              800,786
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 179,774 shares outstanding                                                $ 4,441,230

NET ASSET VALUE, offering price and redemption price per                                   $24.70
share ($4,441,230 (divided by) 179,774 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME                                                                $ 34,561
Dividends

Interest (including income on securities loaned of $148)                          8,746

 TOTAL INCOME                                                                     43,307

EXPENSES

Management fee                                                        $ 8,124

Transfer agent fees                                                    4,007

Accounting and security lending fees                                   410

Non-interested trustees' compensation                                  16

Custodian fees and expenses                                            57

Registration fees                                                      187

Audit                                                                  41

Legal                                                                  22

Interest                                                               2

Miscellaneous                                                          12

 Total expenses before reductions                                      12,878

 Expense reductions                                                    (538)      12,340

NET INVESTMENT INCOME                                                             30,967

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                                 87,519

 Foreign currency transactions                                         (7)        87,512

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                                 239,227

 Assets and liabilities in foreign currencies                          5          239,232

NET GAIN (LOSS)                                                                   326,744

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                  $ 357,711
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS   SIX MONTHS ENDED    YEAR ENDED
                       DECEMBER 31, 1996   JUNE 30,
                       (UNAUDITED)         1996


INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 30,967      $ 55,643
Net investment income

 Net realized gain (loss)                                  87,512        395,343

 Change in net unrealized appreciation (depreciation)      239,232       296,062

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           357,711       747,048
FROM OPERATIONS

Distributions to shareholders                              (29,717)      (58,669)
From net investment income

 From net realized gain                                    (294,230)     (182,544)

 TOTAL DISTRIBUTIONS                                       (323,947)     (241,213)

Share transactions                                         905,367       1,833,400
Net proceeds from sales of shares

 Reinvestment of distributions                             298,378       217,154

 Cost of shares redeemed                                   (743,625)     (1,013,515)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           460,120       1,037,039
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  493,884       1,542,874

NET ASSETS

 Beginning of period                                       3,947,346     2,404,472

 End of period (including undistributed net investment    $ 4,441,230   $ 3,947,346
income of $2,468 and $1,218, respectively)

OTHER INFORMATION
Shares

 Sold                                                      37,719        79,709

 Issued in reinvestment of distributions                   12,963        9,745

 Redeemed                                                  (31,016)      (43,626)

 Net increase (decrease)                                   19,666        45,828


SS

 FINANCIAL HIGHLIGHTS   SIX MONTHS ENDED    YEARS ENDED JUNE 30,                   SIX MONTHS    YEARS ENDED DECEMBER
                        DECEMBER 31,                                               ENDED         31,
                        1996                                                       JUNE 30,

                        (UNAUDITED)         1996                   1995   1994 F   1993          1992 D                  1991



SELECTED PER-SHARE DATA

Net asset value, beginning of period                     $ 24.65    $ 21.04   $ 18.61   $ 20.42   $ 18.94      $ 18.46   $ 16.29

Income from Investment Operations

 Net investment income                                    .18        .39       .38       .27       .29 E        .45       .53

 Net realized and unrealized gain (loss)                  1.86       5.04      3.35      .79       1.48         1.09      3.29

 Total from investment operations                         2.04       5.43      3.73      1.06      1.77         1.54      3.82

Less Distributions

 From net investment income                               (.17)      (.41)     (.36)     (.31)     (.22)        (.48)     (.50)

 From net realized gain                                   (1.82)     (1.41)    (.94)     (2.56)    (.07)        (.58)     (1.15)

 Total distributions                                      (1.99)     (1.82)    (1.30)    (2.87)    (.29)        (1.06)    (1.65)

Net asset value, end of period                           $ 24.70    $ 24.65   $ 21.04   $ 18.61   $ 20.42      $ 18.94   $ 18.46

TOTAL RETURN B, C                                         9.00%      27.00%    21.09%    5.41%     9.39%        8.46%     24.15%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $ 4,441    $ 3,947   $ 2,404   $ 1,592   $ 1,439      $ 1,354   $ 1,320

Ratio of expenses to average net assets                   .62% A     .63%      .66%      .68%      .66% A       .67%      .68%

Ratio of expenses to average net assets after expense     .59% A,    .60%      .64%      .65%      .66% A       .67%      .68%
reductions                                                G         G         G         G

Ratio of net investment income to average net assets      1.49% A    1.71%     2.18%     1.85%     2.94% A,     2.37%     2.84%
                                                                                                  E

Portfolio turnover rate                                   101% A     150%      157%      207%      261% A       151%      267%

Average commission rate H                                $ .0428


A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS). D AS OF JANUARY 1, 1992 THE FUND DISCONTINUED THE USE OF EQUALIZATION ACCOUNTING. E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.06 PER SHARE. F EFFECTIVE JULY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS). H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Fund (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION.
The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, market discount, partnerships, non-taxable dividends, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES -
CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $2,179,244,000 and $1,987,724,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .09%. For the period, the management fee was equivalent to an annualized rate of .39% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .19% of average net assets.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,838,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an
5. SECURITY LENDING -
CONTINUED
amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $27,545,000 and $27,950,000, respectively.
6. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $9,765,000. The weighted average interest rate was 5.975%. Interest expense includes $2,000 paid under the bank borrowing program.
7. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $462,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $6,000 and $70,000, respectively, under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
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Irvine, CA
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Los Angeles, CA
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Los Angeles, CA
251 University Avenue
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1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
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950 Northgate Drive
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1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
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COLORADO
1625 Broadway
Denver, CO
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265 Church Street
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300 Atlantic Street
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DELAWARE
222 Delaware Avenue
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FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
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4090 N. Ocean Boulevard
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1907 West State Road 434
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2401 PGA Boulevard
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8065 Beneva Road
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1502 N. Westshore Blvd.
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GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Beth Terrana, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
Brooklyn, NY
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Market Index Fund
Puritan Fund
Real Estate Investment Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)

FIDELITY FIFTY

SEMIANNUAL REPORT
DECEMBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              6    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     9    A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            10   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   16   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  20   Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Fidelity Fifty has a 3% sales charge, which was waived beginning January 1, 1995 through December 31, 1998.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996          PAST 6   PAST 1   LIFE OF
                                         MONTHS   YEAR     FUND

Fidelity Fifty                           7.39%    15.92%   68.69%

Fidelity Fifty (incl. 3% sales charge)   4.17%    12.44%   63.63%

S&P 500(registered trademark)            11.68%   22.96%   75.37%

Capital Appreciation Funds Average       4.70%    16.31%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, or since the fund started on September 17, 1993. For example, if you invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's Composite 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of 216 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. Both benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                PAST 1   LIFE OF
                                               YEAR     FUND

Fidelity Fifty                                 15.92%   17.21%

Fidelity Fifty (incl. 3% sales charge)         12.44%   16.13%

S&P 500                                        22.96%   18.60%

Capital Appreciation Funds Average             16.31%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961231 19970110 144555 S00000000000001
             Fidelity Fifty              SP Standard & Poor 500
             00500                       SP001
  1993/09/17       9700.00                    10000.00
  1993/09/30       9971.60                     9999.89
  1993/10/31      10369.30                    10206.89
  1993/11/30      10204.40                    10109.92
  1993/12/31      10272.24                    10232.25
  1994/01/31      10660.60                    10580.15
  1994/02/28      10505.25                    10293.43
  1994/03/31       9990.67                     9844.63
  1994/04/30      10116.89                     9970.64
  1994/05/31      10126.60                    10134.16
  1994/06/30       9874.16                     9885.88
  1994/07/31      10262.53                    10210.13
  1994/08/31      10796.53                    10628.75
  1994/09/30      10767.40                    10368.34
  1994/10/31      10990.71                    10601.63
  1994/11/30      10495.55                    10215.52
  1994/12/31      10682.65                    10367.02
  1995/01/31      10623.74                    10635.83
  1995/02/28      11065.57                    11050.31
  1995/03/31      11536.87                    11376.41
  1995/04/30      11860.88                    11711.44
  1995/05/31      12302.72                    12179.55
  1995/06/30      12862.38                    12462.48
  1995/07/31      13520.22                    12875.73
  1995/08/31      13547.85                    12908.05
  1995/09/30      13994.60                    13452.77
  1995/10/31      13610.19                    13404.75
  1995/11/30      14181.61                    13993.21
  1995/12/31      14115.33                    14262.72
  1996/01/31      14474.47                    14748.23
  1996/02/29      14866.26                    14884.94
  1996/03/31      14909.79                    15028.29
  1996/04/30      15225.40                    15249.80
  1996/05/31      15508.36                    15643.09
  1996/06/30      15236.28                    15702.69
  1996/07/31      14126.21                    15008.95
  1996/08/31      14412.90                    15325.49
  1996/09/30      15039.55                    16188.01
  1996/10/31      15358.57                    16634.47
  1996/11/30      16497.93                    17891.87
  1996/12/31      16362.51                    17537.43
IMATRL PRASUN   SHR__CHT 19961231 19970110 144556 R00000000000043

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Fifty on September 17, 1993, when the fund started, and the current maximum 3% sales charge was paid. As the chart shows, by December 31, 1996, the value of the investment would have grown to $16,363
- a 63.63% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gain, if any, reinvested, the same $10,000 investment would have grown to $17,537 - a 75.37% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Scott Stewart, Portfolio Manager of Fidelity Fifty
Q. SCOTT, HOW DID THE FUND PERFORM?
A. For the six months that ended December 31, 1996, the fund had a total return of 7.39%. This compares favorably to the capital appreciation funds average, which returned 4.70% over the same period, according to Lipper Analytical Services. The fund trailed the Standard & Poor's 500 Index, which had a six-month return of 11.68%. From a 12-month perspective, the fund compiled a return of 15.92% as of December 31, 1996, while the peer group and S&P 500 returned 16.31% and 22.96%, respectively.
Q. CAN YOU DESCRIBE THE MARKET CLIMATE OVER THE LAST SIX MONTHS AND HOW IT AFFECTED THE PORTFOLIO?
A. By far, the most significant development in the second half of 1996 was the strong showing registered by large-cap stocks - the more well-known, blue chip companies. Through early June, the smaller- and mid-cap stocks had been holding their own. Then some disappointing company earnings were reported and, with the additional backdrop of economic uncertainty, many investors flocked to the "safe haven" of large caps. Large caps offer many benefits, including relatively stable earnings and the ability to weather market fluctuations more ably than their smaller counterparts. They also offer attractive levels of liquidity.
Q. DID YOU TRY TO TAKE ADVANTAGE OF THE LARGE-CAP RALLY?
A. Many of the portfolio's holdings are large caps. For example, if you look at some of the fund's top holdings as of December 31, you'll see names like Intel, MCI and Procter & Gamble sprinkled among lesser-known stocks. However, I maintained my discipline of comparing future earnings prospects with stock valuations. A stock has to be priced right for me to justify buying it, and I think opportunities in many smaller stocks were more attractive than those offered exclusively in the large-cap universe. Over the long term, I believe this to be the right approach
Q. THE FUND'S EXPOSURE TO TECHNOLOGY STOCKS JUMPED CONSIDERABLY, FROM ABOUT 8% SIX MONTHS AGO TO APPROXIMATELY 21% AT THE END OF THE PERIOD. WHAT TRIGGERED THIS?
A. It may help to give a condensed history of the tech market. I began increasing the portfolio's exposure to technology stocks in late 1994, when the demand for technology equipment began accelerating. By the fourth quarter of 1995, the growth rate began slowing, and the price of technology shares declined rapidly. What happened was that PC sales in late 1995 did not increase at the expected rate, impacting component manufacturers, especially semiconductors. Moreover, industry capacity was increasing. The outlook became favorable again by the fall of 1996, as corporate spending on technology in October and November increased dramatically. While the overall sector has bounced around some, it was generally a good contributor to performance.
Q. YOU ALSO INCREASED THE FUND'S EXPOSURE TO FINANCE STOCKS . . .
A. Financial stocks, particularly stocks of larger banks, were strong performers during the period. There were two dynamics at work. First, banks and other institutions continued to engage in takeover, consolidation and restructuring activity. Second, while bank stocks are expensive based on book value, the first dynamic is leading to continued earnings growth.
Q. WHICH INDIVIDUAL STOCKS PLAYED KEY ROLES IN THE FUND'S PERFORMANCE?
A. The fund realized good returns from its position in MFS Communications, which was eventually taken over by Worldcom. Retail-oriented stocks such as Gymboree and TJX Companies performed well, as did technology stocks Seagate and Microsoft. On the other hand, non-cyclical stocks, including Kellogg and Pepsico, hurt somewhat. Kellogg engaged in a pricing war during the period that resulted in pressure on profit margins. Pepsico's anticipated improvements continued to be postponed, and the company's overseas revenue has not grown as expected. This was illustrated by the loss of its bottling supplier in Venezuela.
Q. THE TOP HOLDINGS OF THE FUND AS OF DECEMBER 31 ARE QUITE DIFFERENT FROM SIX MONTHS AGO. IS THIS SIMPLY A RESIDUAL OF YOUR INVESTMENT STYLE?
A. This fund will tend to have pretty high amounts of turnover. My approach is to try to capture a rebound in a stock's price or an acceleration in price due to earnings growth. Because this fund only invests in between 50-60 stocks, there are times when I need to sell a stock before I can buy one. While this translates into increased turnover, it correlates with my goal of trying to identify opportunities before other investors catch on.
Q. FEDERAL RESERVE BOARD MONETARY POLICY WAS VERY MUCH IN THE NEWS DURING THE PERIOD. WHAT WAS THE STORY?
A. Generally speaking, investors are most comfortable when the economy is headed in a clearly defined direction. If the economy is growing, earnings variability will be buffetted by this strength and if the economy is struggling, defensive-type stocks will become popular investment vehicles. During the last six months, however, there was no clear direction; economic signals were mixed. Additionally, investors get skeptical in a low-growth, stable environment such as we've seen, especially since we've been in a prolonged bull market. These factors contributed to the increased Fed scrutiny.
Q. WHAT'S YOUR OUTLOOK?
A. I think valuations are rich, but not extremely so. The stock market hit new highs in 1996 and, if the earnings situation deteriorates, there may be a correction in 1997. The consensus outlook seems to be for continued slow growth in the economy and limited pressure on inflation and interest rates. That said, remember that I manage Fidelity Fifty with a focus on individual stocks, not the overall economy. I will continue to seek out opportunities on a stock-by-stock basis and avoid trying to time the market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to increase the value
of the fund's shares by
investing mainly in equity
securities, normally 50-60
stocks
FUND NUMBER: 500
TRADING SYMBOL: FFTYX
START DATE: September 17,
1993
SIZE: as of December
31, 1996, more than $146
million
MANAGER: Scott Stewart,
since inception; founder and
head of Fidelity's Structured
Equity Group since 1987;
joined Fidelity in 1987
(checkmark)
SCOTT STEWART DISCUSSES THE
INTRICACIES OF FIDELITY FIFTY:
"Because this fund invests in
only 50-60 stocks - as
opposed to the 200 or so
frequently found in the
portfolios of other stock funds
- there's more emphasis
placed on individual stock
picking. When the stocks are
working, as they did in the
fourth quarter of 1996, I'll get
more of a jolt in terms of
performance.
Correspondingly, when the
stocks aren't doing so well,
such as in the third quarter of
1996, that extra jolt may be
downward. While Fidelity
Fifty is an aggressive fund, it's
important to note that this
fund behaves differently than
other stock funds. If an
investor owns a standard
growth fund and is looking for
a diversifying alternative, he
or she would want one that
behaves uniquely - and this
fund qualifies. This discipline
can be challenging, too.
When a portfolio is as
concentrated as this one is,
decision-making on each
stock becomes more vital.
Before I buy a stock, I'll scour
the list of holdings to see what
can be let go in order to make
room for a new purchase.
Unlike many stock funds, the
`sell' and `buy' processes
within this portfolio need to be
more carefully coordinated."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF DECEMBER 31, 1996
                           % OF FUND'S    % OF FUND'S
                           INVESTMENTS    INVESTMENTS
                                          IN THESE STOCKS
                                          6 MONTHS AGO

Intel Corp.                4.1            0.0

MFS Communications, Inc.   3.0            0.0

BJ Services Co.            2.8            1.5

National City Corp.        2.5            0.0

NationsBank Corp.          2.5            0.0

PepsiCo, Inc.              2.4            2.1

Merck & Co., Inc.          2.4            0.0

Seagate Technology         2.3            0.0

BankAmerica Corp.          2.2            2.2

Procter & Gamble Co.       2.2            0.0

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1996
                   % OF FUND'S    % OF FUND'S
                   INVESTMENTS    INVESTMENTS
                                  IN THESE SECTORS
                                  6 MONTHS AGO

Technology         21.3           8.2

Finance            11.2           6.7

Basic Industries   8.5            5.9

Energy             7.7            10.7

Utilities          6.5            10.5

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF DECEMBER 31, 1996 * AS OF JUNE 30, 1996 **
Row: 1, Col: 1, Value: 3.6
Row: 1, Col: 2, Value: 46.4
Row: 1, Col: 3, Value: 50.0
Row: 1, Col: 1, Value: 2.2
Row: 1, Col: 2, Value: 47.8
Row: 1, Col: 3, Value: 50.0
Stocks and
equity futures 96.4%
Short-term
investments 3.6%
FOREIGN
INVESTMENTS 1.1%
Stocks and
equity futures 97.8%
Short-term
investments 2.2%
FOREIGN
INVESTMENTS 5.5%
*
**
INVESTMENTS DECEMBER 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.0%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 1.6%
Boeing Co.   21,700 $ 2,308,337
BASIC INDUSTRIES - 8.5%
CHEMICALS & PLASTICS - 3.0%
du Pont (E.I.) de Nemours & Co.   22,100  2,085,687
FMC Corp. (a)   33,400  2,342,175
  4,427,862
IRON & STEEL - 0.7%
TriMas Corp.   45,400  1,083,925
METALS & MINING - 2.9%
Alumax, Inc. (a)   76,800  2,563,200
Inco Ltd.   52,300  1,669,129
  4,232,329
PAPER & FOREST PRODUCTS - 1.9%
Boise Cascade Corp.   86,400  2,743,200
TOTAL BASIC INDUSTRIES   12,487,316
CONGLOMERATES - 1.2%
American Standard Companies, Inc. (a)  45,100  1,725,075
DURABLES - 2.1%
AUTOS, TIRES, & ACCESSORIES - 0.9%
Echlin, Inc.   40,200  1,271,325
CONSUMER ELECTRONICS - 1.2%
General Motors Corp.   32,500  1,811,875
TOTAL DURABLES   3,083,200
ENERGY - 7.7%
ENERGY SERVICES - 4.3%
BJ Services Co. (a)   81,576  4,160,376
Falcon Drilling, Inc. (a)   56,500  2,217,625
  6,378,001
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - 3.4%
Coastal Corp. (The)  63,900 $ 3,123,112
Parker & Parsley Petroleum Co.   50,600  1,859,550
  4,982,662
TOTAL ENERGY   11,360,663
FINANCE - 11.2%
BANKS - 7.2%
BankAmerica Corp.   33,100  3,301,725
National City Corp.   83,300  3,738,088
NationsBank Corp.   37,500  3,665,625
  10,705,438
CREDIT & OTHER FINANCE - 3.0%
Aames Financial Corp.   61,600  2,209,900
Transamerica Corp.   28,700  2,267,300
  4,477,200
INSURANCE - 1.0%
Aetna, Inc.   17,900  1,432,000
TOTAL FINANCE   16,614,638
HEALTH - 6.3%
DRUGS & PHARMACEUTICALS - 2.4%
Merck & Co., Inc.   45,100  3,574,175
MEDICAL FACILITIES MANAGEMENT - 3.9%
HEALTHSOUTH Rehabilitation Corp. (a)   83,100  3,209,737
Tenet Healthcare Corp. (a)   113,400  2,480,625
  5,690,362
TOTAL HEALTH   9,264,537
INDUSTRIAL MACHINERY & EQUIPMENT - 5.9%
INDUSTRIAL MACHINERY & EQUIPMENT - 4.7%
Case Corp.   38,800  2,114,600
Harnischfeger Industries, Inc.   61,300  2,950,063
Stewart & Stevenson Services, Inc.   63,800  1,858,175
  6,922,838
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 1.2%
Thermo Instrument Systems, Inc. (a)   54,200 $ 1,795,375
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   8,718,213
MEDIA & LEISURE - 6.3%
BROADCASTING - 2.2%
Infinity Broadcasting Corp. Class A  95,600  3,214,550
LODGING & GAMING - 2.7%
HFS, Inc. (a)   37,500  2,240,625
Mirage Resorts, Inc. (a)   83,200  1,799,200
  4,039,825
PUBLISHING - 1.4%
Times Mirror Co. Class A  40,800  2,029,800
TOTAL MEDIA & LEISURE   9,284,175
NONDURABLES - 6.3%
BEVERAGES - 2.4%
PepsiCo, Inc.   122,900  3,594,825
FOODS - 1.7%
Kellogg Co.   36,800  2,415,000
HOUSEHOLD PRODUCTS - 2.2%
Procter & Gamble Co.   30,100  3,235,750
TOTAL NONDURABLES   9,245,575
PRECIOUS METALS - 1.5%
Newmont Gold Co.   52,300  2,288,125
RETAIL & WHOLESALE - 4.5%
APPAREL STORES - 3.1%
Payless ShoeSource, Inc. (a)   49,900  1,871,250
TJX Companies, Inc.   58,500  2,771,438
  4,642,688
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - 1.4%
Toys "R" Us, Inc. (a)   69,000 $ 2,070,000
TOTAL RETAIL & WHOLESALE   6,712,688
SERVICES - 1.0%
Premier Technologies, Inc. (a)   58,200  1,455,000
TECHNOLOGY - 21.3%
COMMUNICATIONS EQUIPMENT - 3.2%
Ascend Communications, Inc. (a)   40,000  2,485,000
Cisco Systems, Inc. (a)   35,000  2,226,875
  4,711,875
COMPUTER SERVICES & SOFTWARE - 4.6%
Computer Learning Centers, Inc. (a)   20,000  570,000
Microsoft Corp. (a)   31,000  2,561,375
SunGard Data Systems, Inc. (a)   61,600  2,433,200
Vantive Corp. (a)   37,800  1,181,250
  6,745,825
COMPUTERS & OFFICE EQUIPMENT - 4.6%
Bell & Howell Co. (a)  50,900  1,208,875
Pitney Bowes, Inc.   25,900  1,411,550
Seagate Technology (a)  86,200  3,404,900
Trident Microsystems, Inc. (a)   50,800  857,250
  6,882,575
ELECTRONIC INSTRUMENTS - 1.4%
Teradyne, Inc.   86,500  2,108,438
ELECTRONICS - 7.5%
Atmel Corp. (a)  56,200  1,861,625
Brightpoint, Inc. (a)   70,500  2,097,375
Intel Corp.   46,400  6,075,500
Texas Instruments, Inc.   15,600  994,500
  11,029,000
TOTAL TECHNOLOGY   31,477,713
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TRANSPORTATION - 2.1%
AIR TRANSPORTATION - 2.1%
AMR Corp. (a)   34,800 $ 3,066,750
UTILITIES - 6.5%
CELLULAR - 1.3%
360 Degrees Communications Co. (a)   85,600  1,979,500
TELEPHONE SERVICES - 5.2%
MCI Communications Corp.   97,100  3,173,956
MFS Communications, Inc.   81,700  4,452,650
  7,626,606
TOTAL UTILITIES   9,606,106
TOTAL COMMON STOCKS
(Cost $121,327,302)   138,698,111
U.S. TREASURY OBLIGATIONS - 0.7%
U.S. Treasury Bill, yield at date of purchase
5.13%, 3/6/97 (b)
(Cost $982,378)  1,000,000  991,300
CASH EQUIVALENTS - 5.3%
Taxable Central Cash Fund (c) (Cost $7,858,369)  7,858,369  7,858,369
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $130,168,049)  $ 147,547,780
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
4 S&P 500 Stock Index
Futures Contracts   Mar. 1997 $ 1,489,000 $ (14,438)
16 Midcap 400 Stock Index
Futures Contracts   Mar. 1997  2,052,800  (24,170)
   $ (38,608)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.4%
LEGEND
1. Non-income producing
2. Security pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $991,300.
3. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.57%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $130,168,662. Net unrealized appreciation aggregated $17,379,118, of which $19,847,342 related to appreciated investment securities and $2,468,224 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS DECEMBER 31, 1996 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $130,168,049) -                  $ 147,547,780
See accompanying schedule

Receivable for fund shares sold                                            645,881

Dividends receivable                                                       116,742

Other receivables                                                          10,535

 TOTAL ASSETS                                                              148,320,938

LIABILITIES

Payable for fund shares redeemed                            $ 1,305,147

Accrued management fee                                       57,060

Payable for daily variation on futures contracts             40,000

Other payables and accrued expenses                          38,437

 TOTAL LIABILITIES                                                         1,440,644

NET ASSETS                                                                $ 146,880,294

Net Assets consist of:

Paid in capital                                                           $ 124,555,167

Undistributed net investment income                                        216,648

Accumulated undistributed net realized gain (loss) on                      4,767,356
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                              17,341,123
investments

NET ASSETS, for 10,459,129 shares outstanding                             $ 146,880,294

NET ASSET VALUE, offering price and redemption price per                   $14.04
share ($146,880,294 (divided by) 10,459,129 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME                                                                  $ 940,337
Dividends

Interest                                                                            248,915

 TOTAL INCOME                                                                       1,189,252

EXPENSES

Management fee                                                        $ 477,365
Basic fee

 Performance adjustment                                                (109,660)

Transfer agent fees                                                    242,809

Accounting fees and expenses                                           47,976

Non-interested trustees' compensation                                  865

Custodian fees and expenses                                            10,268

Registration fees                                                      10,532

Audit                                                                  15,423

Legal                                                                  843

Miscellaneous                                                          686

 Total expenses before reductions                                      697,107

 Expense reductions                                                    (39,579)     657,528

NET INVESTMENT INCOME                                                               531,724

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                                 7,992,057

 Foreign currency transactions                                         218

 Futures contracts                                                     (160,968)    7,831,307

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                                 1,237,293

 Assets and liabilities in foreign currencies                          (32)

 Futures contracts                                                     49,420       1,286,681

NET GAIN (LOSS)                                                                     9,117,988

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                    $ 9,649,712
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
      SIX MONTHS ENDED    YEAR ENDED
      DECEMBER 31, 1996   JUNE 30,
      (UNAUDITED)         1996


INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 531,724       $ 1,944,040
Net investment income

 Net realized gain (loss)                                  7,831,307       16,750,199

 Change in net unrealized appreciation (depreciation)      1,286,681       6,555,135

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           9,649,712       25,249,374
FROM OPERATIONS

Distributions to shareholders                              (1,070,529)     (1,413,153)
From net investment income

 From net realized gain                                    (9,845,014)     (13,362,095)

 TOTAL DISTRIBUTIONS                                       (10,915,543)    (14,775,248)

Share transactions                                         55,382,957      172,795,915
Net proceeds from sales of shares

 Reinvestment of distributions                             10,823,940      14,630,874

 Cost of shares redeemed                                   (99,043,526)    (145,489,851)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (32,836,629)    41,936,938
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (34,102,460)    52,411,064

NET ASSETS

 Beginning of period                                       180,982,754     128,571,690

 End of period (including undistributed net investment    $ 146,880,294   $ 180,982,754
income of $216,648 and $1,141,826, respectively)

OTHER INFORMATION
Shares

 Sold                                                      4,044,984       12,765,610

 Issued in reinvestment of distributions                   823,925         1,127,988

 Redeemed                                                  (7,333,547)     (10,786,198)

 Net increase (decrease)                                   (2,464,638)     3,107,400


FINANCIAL HIGHLIGHTS
      SIX MONTHS ENDED    YEARS ENDED JUNE 30,          SEPTEMBER 17, 1993
      DECEMBER 31,                                      (COMMENCEMENT OF
      1996                                              OPERATIONS) TO JUNE
                                                        30,

      (UNAUDITED)         1996                   1995   1994


SELECTED PER-SHARE DATA

Net asset value, beginning          $ 14.00     $ 13.10     $ 10.17     $ 10.00
of period

Income from Investment
Operations

 Net investment income               .05 F       .15         .08         .02

 Net realized and unrealized         .91         2.12        2.97        .16
 gain (loss)

 Total from investment               .96         2.27        3.05        .18
operations



Less Distributions

 From net investment income          (.09)       (.13)       (.02)       (.01)

 From net realized gain              (.83)       (1.24)      (.10)       -

 Total distributions                 (.92)       (1.37)      (.12)       (.01)

Net asset value, end of period      $ 14.04     $ 14.00     $ 13.10     $ 10.17

TOTAL RETURN B, C                    7.39%       18.46%      30.26%      1.80%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period           $ 146,880   $ 180,983   $ 128,572   $ 48,359
(000 omitted)

Ratio of expenses to average         .87% A      1.03%       1.22%       1.58% A
net assets

Ratio of expenses to average net     .82% A,     .99% D      1.19% D     1.58% A
assets after expense                D
reductions

Ratio of net investment income       .66% A      1.20%       1.15%       .23% A
to average net assets

Portfolio turnover rate              153% A      152%        180%        320% A

Average commission rate E           $ .0442


ANNUALIZED
THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996 (Unaudited)




8. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Fifty (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss).
Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
9. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the fund's currency exposure. Contracts to sell generally are used to hedge the fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement
2. OPERATING POLICIES -
CONTINUED
FORWARD FOREIGN CURRENCY
CONTRACTS - CONTINUED
date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end, is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the
2. OPERATING POLICIES -
CONTINUED
FUTURES CONTRACTS - CONTINUED
settlement price established each day by the board of trade or exchange on which they are traded.
10. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $112,952,386 and $147,238,148, respectively.
The market value of futures contracts opened and closed during the period amounted to $36,845,230 and $44,681,532, respectively.
11. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of .20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .46% of average net assets after the performance adjustment.
SALES LOAD. For the period January 1, 1995 through December 31, 1998, Fidelity Distributors Corporation, an affiliate of FMR and the general distributor of the fund, will voluntarily waive the sales charge (3% of the offering price) on the sales of shares.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .30% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $40,964 for the period.
12. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $38,332 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $16 and $1,231, respectively, under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602




INVESTMENT ADVISER
Fidelity Management &
 Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management &
 Research Company
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Scott Stewart, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE